Label		Element	Value
Risk Return Abstract		rr_RiskReturnAbstract
Document Type		dei_DocumentType	Other
Document Period End Date		dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name		dei_EntityRegistrantName	Nile Capital Investment Trust
Central Index Key		dei_EntityCentralIndexKey	0001481686
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	nafax
Document Creation Date		dei_DocumentCreationDate	Jul. 29, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 01, 2015
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
Nile Pan Africa Fund
Risk Return Abstract		rr_RiskReturnAbstract
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term total return.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 34 of the Fund's Prospectus.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal period ended March 31, 2015 the Fund’s portfolio turnover rate was 151%.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	151.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund seeks long-term total return from capital appreciation and income. Under normal circumstances, the Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed income, cash and cash equivalent asset classes. The proportion of the Fund’s portfolio invested in each asset class will vary from time to time based on the adviser’s assessment of fundamental values of securities and other investments in the class, the attractiveness of each investment opportunity, general market, political and economic conditions, and expected future returns of investments. The Fund may invest in any, all or none of the targeted asset classes at any given time. The Fund may also invest in these asset classes through exchange-traded funds ("ETFs"). There is no limitation on the amount of the Fund’s portfolio that may be allocated to any of these asset classes. The Fund may maintain a significant portion of its assets in cash and cash equivalents securities and investments for temporary defensive purposes. The Fund may invest fixed income securities issued by or guaranteed by African governments, their agencies and instrumentalities, African companies and African multi-national organizations. The Fund defines fixed income securities to include bills, notes, bonds, senior loans, participation notes, pass-through certificates, asset-backed securities, mortgage-backed securities and certificates of deposit. The Fund will invest in fixed income securities without restriction as to capitalization, credit quality or maturity. The Fund may invest in fixed income securities that are sometimes referred to as "high yield" or "junk" bonds. The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Fund defines African companies as those that (i) have a majority of their assets in, (ii) derive a majority of their revenues or profits from Africa (“the continent”) or (iii) whose securities are principally traded on African securities exchanges. The Fund will invest in the securities of companies of any capitalization. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in African companies, securities issued by or guaranteed by African governments, their agencies and instrumentalities, and African multi-national organizations. The Fund's adviser seeks to identify companies suitable for investment by using top-down economic analysis; and seeks to identify suitable value and growth companies by employing bottom-up fundamental analysis. The top-down approach utilizes macroeconomic analysis that evaluates a country's outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability. In addition, this analysis evaluates the supply and demand trends for various industries. The bottom-up approach utilizes fundamental valuation analysis that considers factors such as cash flow return on investments, returns on invested capital, health of balance sheets, strong competitive advantages, prospects for earnings growth, strength of management, sound financial management, sound accounting policies, and pricing flexibility. The adviser, as part of its company evaluation, may set up onsite visits and meetings with corporate officers. In some cases, the adviser will meet with a country's Central Bank representatives, at its discretion. The adviser seeks to achieve the Fund's investment objective by buying and holding investments over a long investment period. In general, the adviser will sell a security if it no longer meets the top-down or bottom-up investment criteria.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

African Market Risk. Because the Fund will invest the majority of its assets in African companies, directly or through ETFs, it is highly dependent on the state of the African economy and the financial prospects of specific African companies. Certain African markets are in only the earliest stages of development with less liquidity, fewer securities brokers, fewer issuers and more capital market restrictions compared to developed markets. Investment in the securities of African issuers may increase the volatility of the Fund's net asset value.

Political/Economic Risk. Changes in an African country's economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

Regulatory Risk. Certain governments in Africa restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in countries in Africa. Less information may be available about companies in which the Fund invests because many African companies are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements required of U.S. companies.

Emerging Market Risk. African emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Frontier Market Risk. A sub-set of African emerging market countries are considered to be "frontier markets." Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Credit Risk. Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments owed to the Fund. An increase in credit risk or a default will cause the value of Fund fixed income securities to decline. Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Currency Risk. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments in equities, ETFs and futures denominated in a foreign currency or may widen existing losses. Exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

Equity Market Risk. Equity markets can be volatile. In other words, the prices of equities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Interest Rate Risk. In general, the price of a fixed income security falls when interest rates rise. Fixed income securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Liquidity Risk. Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

Lower-Rated Securities Risk. Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, generally have more credit risk than higher-rated securities. These securities are considered speculative. Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties. Lower rated issuers are more likely to default and their securities could become worthless.

Management Risk. The adviser's judgments about the attractiveness and potential appreciation of a security or futures contract may prove to be inaccurate and may not produce the desired results. Additionally, the adviser’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in ETFs that are non-diversified. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

Small and Medium Capitalization Company Risk. The value of a small or medium capitalization company equities, ETFs that invest in equities of small and medium capitalization companies or futures based upon small and medium capitalization equities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Returns for Class C and Institutional Class shares would vary. Updated performance information is available at no cost by calling 1-877-68-AFRICA. Returns do not reflect sales charges and would be lower if they did.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	877-68-AFRICA
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Annual Return 2011		rr_AnnualReturn2011	(21.66%)
Annual Return 2012		rr_AnnualReturn2012	39.77%
Annual Return 2013		rr_AnnualReturn2013	15.22%
Annual Return 2014		rr_AnnualReturn2014	(7.52%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best Quarter: 3/31/12 20.52% Worst Quarter: 9/30/11 (20.09)% For the period January 1, 2015 through June 30, 2015, the total return for the Class A shares of the Fund was 1.58%.
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	20.52%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(20.09%)
Performance Table Heading		rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock	* The inception date of the Fund’s Class A and C shares is April 28, 2010. ** The inception date for the Fund’s Institutional Class shares is November 3, 2010.
Nile Pan Africa Fund | Class A
Risk Return Abstract		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee		rr_ExchangeFee	none
Management Fees		rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.50%
- 1 Year -		rr_ExpenseExampleYear01	$ 814
- 3 Years -		rr_ExpenseExampleYear03	1,309
- 5 Years -		rr_ExpenseExampleYear05	1,829
- 10 Years -		rr_ExpenseExampleYear10	$ 3,248
1 Year		rr_AverageAnnualReturnYear01	(12.83%)
Since Inception *		rr_AverageAnnualReturnYear10	6.73%
Since Inception **		rr_AverageAnnualReturnSinceInception	none
Nile Pan Africa Fund | Class C
Risk Return Abstract		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee		rr_ExchangeFee	none
Management Fees		rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.50%
- 1 Year -		rr_ExpenseExampleYear01	$ 328
- 3 Years -		rr_ExpenseExampleYear03	1,001
- 5 Years -		rr_ExpenseExampleYear05	1,698
- 10 Years -		rr_ExpenseExampleYear10	$ 3,549
1 Year		rr_AverageAnnualReturnYear01	(8.28%)
Since Inception *		rr_AverageAnnualReturnYear10	7.25%
Since Inception **		rr_AverageAnnualReturnSinceInception	none
Nile Pan Africa Fund | Institutional Class
Risk Return Abstract		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee		rr_ExchangeFee	none
Management Fees		rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.50%
- 1 Year -		rr_ExpenseExampleYear01	$ 228
- 3 Years -		rr_ExpenseExampleYear03	703
- 5 Years -		rr_ExpenseExampleYear05	1,205
- 10 Years -		rr_ExpenseExampleYear10	$ 2,585
1 Year		rr_AverageAnnualReturnYear01	(7.30%)
Since Inception *		rr_AverageAnnualReturnYear10	none
Since Inception **		rr_AverageAnnualReturnSinceInception	5.19%
Nile Pan Africa Fund | After Taxes on Distributions | Class A
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(13.56%)
Since Inception *		rr_AverageAnnualReturnYear10	6.20%
Since Inception **		rr_AverageAnnualReturnSinceInception	none
Nile Pan Africa Fund | After Taxes on Distributions and Sales | Class A
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(7.10%)
Since Inception *		rr_AverageAnnualReturnYear10	5.13%
Since Inception **		rr_AverageAnnualReturnSinceInception	none
Nile Pan Africa Fund | MSCI Frontier Markets Index Net TR
Risk Return Abstract		rr_RiskReturnAbstract
1 Year	[1]	rr_AverageAnnualReturnYear01	6.84%
Since Inception *	[1]	rr_AverageAnnualReturnYear10	6.18%
Since Inception **	[1]	rr_AverageAnnualReturnSinceInception	5.07%
Nile Frontier and Emerging Fund
Risk Return Abstract		rr_RiskReturnAbstract
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 34 of the Fund's Prospectus.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal period ended March 31, 2015 the Fund’s portfolio turnover rate was 275%.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	275.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed income, cash and cash equivalent asset classes. The Fund may also invest in these asset classes through exchange-traded funds ("ETFs"). The proportion of the Fund's portfolio invested in each asset class will vary from time to time based on the adviser's assessment of fundamental values of securities and other investments in the class, the attractiveness of each investment opportunity, general market, political and economic conditions, and expected future returns of investments. The Fund may invest in any, all or none of the targeted asset classes at any given time. There is no limitation on the amount of the Fund's portfolio that may be allocated to any of these asset classes. The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund may maintain a significant portion of its assets in cash and cash equivalents securities and investments for temporary defensive purposes.

In general, "Frontier" market countries are a sub-set of those currently considered to be emerging or developing by the World Bank, the International Finance Corporation, the United Nations, or a countries' authorities. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa. The Fund may deem other countries to be Frontier markets in the future.

The Fund defines the following countries to be Frontier markets:

Central and Eastern Europe: Azerbaijan, Bosnia, Belarus, Bulgaria, Croatia, Cyprus, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Turkmenistan, Ukraine

Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Palestine, Qatar, Saudi Arabia, Tunisia, United Arab Emirates

Asia: Bangladesh, Cambodia, Indonesia, Kyrgyzstan, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam

Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Papua New Guinea, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela

Africa: Botswana, Cote d'Ivoire, Gabon, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Rwanda, Swaziland, Tanzania, Tunisia, Uganda, Zambia, Zimbabwe.

”Emerging” market countries are typically located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa. The Fund may deem other countries to be Emerging markets in the future.

The Fund defines the following countries to be Emerging Markets:

Americas: Brazil, Mexico

Europe, Middle East & Africa: Czech Republic, Greece, Hungary, Poland, Qatar, Russia, South Africa, Turkey

Asia: China, India, South Korea, Malaysia, Taiwan

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of Frontier market issuers or Emerging market issuers directly or through ETFs that invest primarily in securities of Frontier or Emerging market issuers.

The Fund may invest in fixed income securities issued by or guaranteed by Frontier market or Emerging market governments, their agencies and instrumentalities, Frontier market companies and Frontier market multi-national organizations. The Fund defines fixed income securities to include bills, notes, bonds, senior loans, participation notes, pass-through certificates, asset-backed securities, mortgage-backed securities and certificates of deposit. The Fund will invest in fixed income securities without restriction as to capitalization, credit quality or maturity. The Fund may invest in fixed income securities that are sometimes referred to as "high yield" or "junk" bonds. The Fund defines Frontier market companies as those that (i) have a majority of their assets in, (ii) derive a majority of their revenues or profits from Frontier market countries or (iii) whose securities are principally traded on Frontier market securities exchanges. The Fund will invest in the securities of Frontier companies of any capitalization. The Fund defines Emerging market companies as those that (i) have a majority of their assets in, (ii) derive a majority of their revenues or profits from Emerging Market countries or (iii) whose securities are principally traded on Emerging market securities exchanges.

The Fund's adviser seeks to identify companies suitable for investment by using top-down economic analysis; and seeks to identify suitable value and growth companies by employing bottom-up fundamental analysis. The top-down approach utilizes macroeconomic analysis that evaluates a country's outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability. In addition, this analysis evaluates the supply and demand trends for various industries. The bottom-up approach utilizes fundamental valuation analysis that considers factors such as cash flow return on investments, returns on invested capital, health of balance sheets, strong competitive advantages, prospects for earnings growth, strength of management, sound financial management, sound accounting policies, and pricing flexibility. The adviser, as part of its company evaluation, may set up onsite visits and meetings with corporate officers. In some cases, the adviser will meet with a country's Central Bank representatives, at its discretion. The adviser seeks to achieve the Fund's investment objective by buying and holding investments over a long investment period. In general, the adviser will sell a security if it no longer meets the top-down or bottom-up investment criteria.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Credit Risk. Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments owed to the Fund. An increase in credit risk or a default will cause the value of Fund fixed income securities to decline. Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Currency Risk. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments denominated in a foreign currency or may widen existing losses. Exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Market Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Equity Market Risk. Equity markets can be volatile. In other words, the prices of equities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in equities. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value.

Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Interest Rate Risk. In general, the price of a fixed income security falls when interest rates rise. Fixed income securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Liquidity Risk. Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

Lower-Rated Securities Risk. Securities rated below investment-grade, sometimes called "high-yield" or "junk" bonds, generally have more credit risk than higher-rated securities. These securities are considered speculative. Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties. Lower rated issuers are more likely to default and their securities could become worthless.

Management Risk. The adviser's judgments about the attractiveness and potential appreciation of an investment may prove to be inaccurate and may not produce the desired results. Additionally, the adviser’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower than expected returns.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in ETFs that are non-diversified. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

Small and Medium Capitalization Company Risk. The value of a small or medium capitalization company equities, ETFs that invest in equities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Institutional Class shares for the full calendar year since the Fund's inception. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-68-AFRICA.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	877-68-AFRICA
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31, (Returns do not reflect sales charges and would be lower if they did.)
Annual Return 2014		rr_AnnualReturn2014	(2.88%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best Quarter: 6/30/14 7.93% Worst Quarter: 12/31/14 (9.91)% For the period January 1, 2015 through June 30, 2015, the total return for the Institutional Class shares of the Fund was (3.93)%.
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	7.93%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(9.91%)
Performance Table Heading		rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depends on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

* The inception date for the Fund’s Institutional Class shares is December 31, 2013.

After-tax returns were calculated using the historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depends on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Institutional Class shares.

Nile Frontier and Emerging Fund | Class A
Risk Return Abstract		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee		rr_ExchangeFee	none
Management Fees		rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	10.63%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	12.65%
Fee Waiver	[3]	rr_FeeWaiverOrReimbursementOverAssets	(9.88%)
Total Annual Fund Operating Expenses After Fee Waiver		rr_NetExpensesOverAssets	2.77%
- 1 Year -		rr_ExpenseExampleYear01	$ 839
- 3 Years -		rr_ExpenseExampleYear03	3,094
- 5 Years -		rr_ExpenseExampleYear05	5,017
- 10 Years -		rr_ExpenseExampleYear10	$ 8,676
Nile Frontier and Emerging Fund | Class C
Risk Return Abstract		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee		rr_ExchangeFee	none
Management Fees		rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	10.63%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	13.15%
Fee Waiver	[3]	rr_FeeWaiverOrReimbursementOverAssets	(9.88%)
Total Annual Fund Operating Expenses After Fee Waiver		rr_NetExpensesOverAssets	3.27%
- 1 Year -		rr_ExpenseExampleYear01	$ 330
- 3 Years -		rr_ExpenseExampleYear03	2,792
- 5 Years -		rr_ExpenseExampleYear05	4,869
- 10 Years -		rr_ExpenseExampleYear10	$ 8,749
Nile Frontier and Emerging Fund | Institutional Class
Risk Return Abstract		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee		rr_ExchangeFee	none
Management Fees		rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	10.63%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	12.15%
Fee Waiver	[3]	rr_FeeWaiverOrReimbursementOverAssets	(9.88%)
Total Annual Fund Operating Expenses After Fee Waiver		rr_NetExpensesOverAssets	2.27%
- 1 Year -		rr_ExpenseExampleYear01	$ 230
- 3 Years -		rr_ExpenseExampleYear03	2,550
- 5 Years -		rr_ExpenseExampleYear05	4,551
- 10 Years -		rr_ExpenseExampleYear10	$ 8,428
1 Year		rr_AverageAnnualReturnYear01	(2.88%)
Since Inception *		rr_AverageAnnualReturnYear10	(2.88%)
Nile Frontier and Emerging Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(3.02%)
Since Inception *		rr_AverageAnnualReturnYear10	(3.02%)
Nile Frontier and Emerging Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(1.63%)
Since Inception *		rr_AverageAnnualReturnYear10	(1.63%)
Nile Frontier and Emerging Fund | MSCI Frontier Markets Index Net TR
Risk Return Abstract		rr_RiskReturnAbstract
1 Year	[1]	rr_AverageAnnualReturnYear01	6.84%
Since Inception *	[1]	rr_AverageAnnualReturnYear10	6.84%
Nile Africa and Frontier Bond Fund
Risk Return Abstract		rr_RiskReturnAbstract
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize current income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 34 of the Fund's Prospectus.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in bonds issued by or guaranteed by:

(1) African or Frontier governments, their agencies and instrumentalities;

(2) African or Frontier companies; and

(3) African or Frontier multi-national organizations.

The Fund defines African companies as those that (i) have a majority of their assets in, and/or (ii) derive a majority of their revenues or profits from Africa (“the continent”).

In general, frontier market countries are a sub-set of those currently considered to be emerging or developing by the World Bank, the International Finance Corporation, the United Nations, or a countries’ authorities. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa. The Fund may deem other countries to be frontier markets in the future.

The Fund defines the following countries to be frontier markets:

Central and Eastern Europe: Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Turkmenistan, Ukraine

Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Tunisia, United Arab Emirates

Asia: Bangladesh, Cambodia, Indonesia, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam

Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela

The Fund notes that the following African countries are also considered Frontier countries but are not so re-defined for the sake of simplicity: Botswana, Cote d’Ivoire, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Swaziland, Tanzania, Uganda, Zambia, Zimbabwe.

The Fund defines bonds to include bills, notes, bonds, senior loans, participation notes, pass-through certificates, asset-backed securities, mortgaged-backed securities and certificates of deposit. The Fund will invest in bonds without restriction as to capitalization, credit quality or maturity. The Fund may invest in bonds that are sometimes referred to as “high yield” or “junk” bonds. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in African and/or Frontier bonds. The Fund’s adviser seeks to identify companies suitable for investment by using top-down economic analysis; and seeks to identify suitable fixed income issuers by employing bottom-up fundamental analysis. The top-down approach utilizes macroeconomic analysis that evaluates a country’s outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability. In addition, this analysis evaluates the supply and demand trends for various industries. The bottom-up approach utilizes fundamental valuation analysis that considers factors such as cash flow return on investments, returns on invested capital, health of balance sheets, strong competitive advantages, prospects for earnings growth, strength of management, sound financial management, sound accounting policies, pricing flexibility, fundamental credit and valuation analysis. The adviser, as part of its company evaluation, may set up onsite visits and meetings with corporate officers. In some cases, the adviser will meet with a country’s Central Bank Representatives, at its discretion. In general, the adviser will purchase fixed income securities that it believes have the potential for capital appreciation in addition to the ability to pay interest and principal. The adviser seeks to achieve the Fund’s investment objective by buying and holding investments over a long investment period. In general, the adviser will sell a security if it no longer meets the top-down or bottom-up investment criteria. The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

African Market Risk. Because the Fund will invest the majority of its assets in fixed income securities of African issuers it is highly dependent on the state of the African economy and the financial prospects of specific African companies and governments. Certain African markets are in only the earliest stages of development with less liquidity, fewer securities brokers, fewer issuers and more capital market restrictions compared to developed markets. The ability of African governments to repay their obligations is impacted by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its revenues. Investment in the securities of African issuers may increase the volatility of the Fund's net asset value.

Political/Economic Risk. Changes in an African country's economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

Regulatory Risk. Certain governments in Africa restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in countries in Africa. Less information may be available about issuers in which the Fund invests because many African companies and governments are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements required of U.S. companies.

Emerging Market Risk. African emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the results of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Credit Risk. Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments owed to the Fund. An increase in credit risk or a default will cause the value of Fund fixed income securities to decline. Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Currency Risk. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Fund's investments in fixed income securities denominated in a foreign currency or may widen existing losses. Exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

Interest Rate Risk. In general, the price of a fixed income security falls when interest rates rise. Fixed income securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operation.

Liquidity Risk. Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

Lower-Rated Securities Risk. Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, generally have more credit risk than higher-rated securities. These securities are considered speculative. Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties. Lower rated issuers are more likely to default and their securities could become worthless.

Management Risk. The adviser's judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, the adviser’s reliance on investment strategy judgments about the credit quality or the relative value of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower than expected returns.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

Small and Medium Capitalization Company Risk. The value of small or medium capitalization company fixed income securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Updated performance information will be available at no cost by visiting www.nilefunds.com or by calling 1-877-68-AFRICA.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	877-68-AFRICA
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.nilefunds.com
Nile Africa and Frontier Bond Fund | Class A
Risk Return Abstract		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee		rr_ExchangeFee	none
Management Fees		rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[4]	rr_OtherExpensesOverAssets	2.22%
Acquired Fund Fees and Expenses	[2],[4]	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.17%
Fee Waiver	[5]	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)
Total Annual Fund Operating Expenses After Fee Waiver		rr_NetExpensesOverAssets	2.70%
- 1 Year -		rr_ExpenseExampleYear01	$ 832
- 3 Years -		rr_ExpenseExampleYear03	$ 1,643
Nile Africa and Frontier Bond Fund | Class C
Risk Return Abstract		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee		rr_ExchangeFee	none
Management Fees		rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[4]	rr_OtherExpensesOverAssets	2.22%
Acquired Fund Fees and Expenses	[2],[4]	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.92%
Fee Waiver	[5]	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)
Total Annual Fund Operating Expenses After Fee Waiver		rr_NetExpensesOverAssets	3.45%
- 1 Year -		rr_ExpenseExampleYear01	$ 348
- 3 Years -		rr_ExpenseExampleYear03	$ 1,348
Nile Africa and Frontier Bond Fund | Institutional Class
Risk Return Abstract		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee		rr_ExchangeFee	none
Management Fees		rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[4]	rr_OtherExpensesOverAssets	2.22%
Acquired Fund Fees and Expenses	[2],[4]	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	3.92%
Fee Waiver	[5]	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)
Total Annual Fund Operating Expenses After Fee Waiver		rr_NetExpensesOverAssets	2.45%
- 1 Year -		rr_ExpenseExampleYear01	$ 248
- 3 Years -		rr_ExpenseExampleYear03	$ 1,061

[1]	The MSCI Frontier Markets Index is free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates and Vietnam. Investors cannot invest directly in an index or benchmark. The index does not reflect fees, taxes or expenses.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) will not exceed 2.75%, 3.25% and 2.25% of the Fund's average daily net assets for its Class A, Class C and Institutional Class shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits in place at time of waiver. This agreement may be terminated by the Trust's Board of Trustees on 60 days written notice to the adviser.
[4]	Estimated for the Fund's initial fiscal year.
[5]	The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50%, 3.25% and 2.25% of the Fund's average daily net assets for its Class A, Class C and Institutional Class shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits in place at time of waiver. This agreement may be terminated by the Trust's Board of Trustees on 60 days written notice to the adviser.